RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.	RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest bearing loans and advances from related parties. The amounts owed by the Company as of December 31, 2011 and 2010 are as follows:

	2011	2010

Hoot SA III, LLC	$-	$70,000
Hoot SA I, LLC	15,409	-
Chanticleer Foundation, Inc.	10,750	-
Chanticleer Investors, LLC	4,045	-
Avenel Financial Group	-	46,349
	$30,204	$116,349

Due from related parties

The Company has earned income from and made advances to related parties. The amounts owed to the Company at December 31, 2011 and 2010 is as follows:

	2011	2010

Chanticleer Investors II, LLC	$1,485	$46,547
Chanticleer Investors, LLC	-	6,035
Chanticleer Dividend Fund, Inc.	74,281	30,937
Hoot SA II, LLC	825	-
Other	-	750
	$76,591	$84,269

Management income from affiliates

The Company had management income from its affiliates in 2011 and 2010, as follows:

	2011	2010

Chanticleer Investors, LLC	$-	$26,500
Chanticleer Investors II, LLC	1,485	57,718
Efftec International, Inc.	-	22,500
North American Energy Resources, Inc.	1,750	8,750
	$3,235	$115,468

Chanticleer Investors LLC

Investors LLC collected its note receivable and reinvested $3,550,000 in HOA LLC (See Note 4). The Company received $26,500 in management income from Investors LLC in 2010, before the investment in HOA LLC was completed. There was no management income from Investors LLC in 2011.

Chanticleer Investors II LLC

The Company manages Investors II and earned management income of $1,485 and $57,718 ($46,547 was collected March 15, 2011 and $11,171 was collected in 2010) in 2011 and 2010, respectively.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland. CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011. The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective.

Hoot SA, LLC; Hoot SA II, LLC; and Hoot SA III, LLC

The Hoot partnerships were formed to help finance the first three Hooters restaurants in South Africa.

Efftec International, Inc. ("Efftec")

The Company's CEO became CEO and the sole director of Efftec during 2010 and the Company received 150,000 common shares and an option to acquire 150,000 shares for management services. The shares and option were initially valued at $22,500, based on the trading price of Efftec at the time.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services. The shares were valued at $10,500, based on the trading price of NAEY at the time. The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director. During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer.

Chanticleer Foundation, Inc.

Chanticleer Foundation, Inc. is a Donor-Advised Fund whose governing body consists of Mr. Pruitt, a director of the Company and an employee of the Company. The Foundation loaned the Company $10,750 during 2011.

Avenel Financial Group, Inc.

Avenel Financial Group, Inc. is a company owned by Mr. Pruitt. Advances previously made to the Company were repaid during 2011.

Other

The Company acquired trading securities from a related party for $26,334 which were sold for $32,917 in 2010.